Summary of Significant Accounting Policies - Additional Information (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	1 Months Ended		9 Months Ended		12 Months Ended
	Apr. 30, 2013	Feb. 22, 2013	Sep. 30, 2013 Segment	Sep. 30, 2012	Dec. 31, 2012 Segment	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Accounting Policies [Abstract]
Number of reportable segments (segment)			1		1
Stock issued (in shares)	3,680,000
Common stock shares issued, price per share (usd per share)	$ 26
Proceeds from sale of common stock	$ 87,000		$ 86,637	$ 25,150	$ 25,150	$ 0	$ 0
Stock split ratio (percent)		3.2
Common stock, par value (usd per share)		$ 0.01			$ 1.00
Effective tax rates (percent)			12.30%
Federal income tax at statutory rate (percent)			35.00%		35.00%
Deposits and clearing accounts at unaffiliated commercial bank						25,183	16,603
Cash and cash equivalents			120,281	42,797	102,290	56,654	86,346	58,089
Certificates of deposit maximum maturity					1 year
Duration for historical loan loss experience					3 years
Core deposit intangibles estimated useful life					10 years
Defered tax asset			2,939		0
Retained earnings			9,108		33,290	24,594	16,984
Interest-bearing Deposits
Accounting Policies [Abstract]
Cash and cash equivalents					71,612	24,164	62,360
Minimum
Accounting Policies [Abstract]
Deposits and clearing accounts amount greater than equity						20.00%	20.00%
Estimated useful lives of the assets					3 years
Maximum
Accounting Policies [Abstract]
Estimated useful lives of the assets					30 years
Pro Forma
Accounting Policies [Abstract]
Effective tax rates (percent)			32.80%	32.20%	30.10%	31.70%	33.10%
Cash and cash equivalents					102,290
Defered tax asset					111
Retained earnings					111
Dividends payable current and non current					6,030
Pro Forma | January 2013
Accounting Policies [Abstract]
Dividends payable current and non current					3,030
Pro Forma | Termination of S-Corporation Election
Accounting Policies [Abstract]
Dividends payable current and non current					$ 3,000